Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$18,201	$8,231	$862
State	2,921	1,274	432
Foreign	2,645	1,465	412
	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	—
Foreign	(822)	(261)	(212)
	5,360	3,973	2,048
Change in valuation allowance	246	454	215
	$29,373	$15,397	$3,969

Income (Loss) before Income Tax Provision	Income (loss) before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
United States	$65,012	$33,089	$6,923
Foreign	2,772	4,058	1,130
	$67,784	$37,147	$8,053

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$1,150	$1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
	10,147	9,271
Non-current:
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total net deferred income tax liability	$(12,862)	$(5,585)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent for 2012, 35.0 percent for 2011, and 34.0 percent for 2010 to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Income tax provision at the statutory rate	$23,727	$13,002	$2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – disallowed meals and entertainment expenses	1,681	1,020	545
Permanent difference – settlement of earn-out	—	(445)	—
Valuation allowance related to foreign jurisdictions	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
	$29,373	$15,397	$3,969

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized Tax Benefit beginning of year	$251	$358	$397
Gross decreases - tax positions in prior year	(34)	—	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	—	(107)	—
Gross increases - tax positions in prior year	159	—	—
Unrecognized Tax Benefit end of year	$376	$251	$358